Exhibit 99.2
EXHIBIT C
MONTHLY NOTEHOLDER’S STATEMENT
ADVANTA BANK CORP.
ADVANTA BUSINESS CARD MASTER TRUST
ADVANTASERIES
PERIOD ENDING MAY 31, 2007
Capitalized terms used in this notice have their respective meanings set forth in the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement, the Transfer and Servicing Agreement as amended or the Trust Agreement as amended. References to certain sections and subsections are references to the respective sections and subsections of the Master Indenture as amended and as supplemented by the AdvantaSeries Indenture Supplement.
The information which is required to be prepared with respect to the Payment Date of June 20, 2007 and with respect to the performance of the Trust during the Monthly Period of May 1, 2007 through May 31, 2007 is set forth below.
The Interest Period for all Tranches generally includes the previous Payment Date (or in the case of the first Interest Payment Date, the Closing Date) through and including the day preceding the current Payment Date. Interest on floating rate Tranches is calculated on the basis of 360-day year and the actual number of days in the related Interest Period. Interest on fixed rate Tranches is calculated on the basis of a 360-day year and twelve 30-day months.
The Record Date with respect to the current Payment Date is June 19, 2007.
The Determination Date with respect to the current calendar month is June 12, 2007.
The documents mentioned above may be found in the following Securities and Exchange Commission (“SEC”) filings.

Master Indenture, dated as of August 1, 2000.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the Master Indenture, dated as of May 9, 2006.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.
Adjustment of the Enhancement Levels	Included in the Form 8-K filed with the SEC on February 12, 2007 by Advanta Business Receivables Corp.
Adjustment of the Enhancement Levels	Included in the Form 8-K filed with the SEC on May 25, 2007 by Advanta Business Receivables Corp.

AdvantaSeries Indenture Supplement, dated as of November 1, 2004.	Included in Exhibit 4.1 to the Form 8-K filed with the SEC on November 12, 2004 by Advanta Business Receivables Corp.

Transfer and Servicing Agreement (“TSA”), dated as of August 1, 2000.	Included in Exhibit 4.3 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the TSA, dated as of May 9, 2006.	Included in Exhibit 4.3 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.

Trust Agreement, dated as of August 1, 2000.	Included in Exhibit 4.4 to the Form 8-K filed with the SEC on August 30, 2000 by Advanta Business Receivables Corp.
Amendment No. 1 to the Trust Agreement, dated as of May 9, 2006.	Included in Exhibit 4.2 to the Form 8-K filed with the SEC on May 19, 2006 by Advanta Business Receivables Corp.
I. Information regarding the current monthly principal distribution to the Noteholders

	CUSIP Number	Total amount of principal to be paid	Per $1,000
NOTHING TO REPORT
II. Information regarding the current monthly interest distribution to the Noteholders

	CUSIP Number	Total amount of interest to be paid	Per $1,000
2005-A1	00761H BJ 9	$1,122,916.67	4.49167
2005-A2	00761H BK 6	$1,021,875.00	4.54167
2005-A3	00761H BM 2	$979,166.67	3.91667
2005-A4	00761H BN 0	$593,750.00	3.95833
2005-A5	00761H BP 5	$896,666.67	4.48333
2006-A1	00761H BQ 3	$858,333.33	4.29167
2006-A2	00761H BR 1	$1,112,500.00	4.45000
2006-A3	00761H BS 9	$1,104,166.67	4.41667
2006-A4	00761H BT 7	$1,342,500.00	4.47500
2006-A5	00761H BV 2	$850,000.00	4.25000
2006-A6	00761H BW 0	$1,114,583.33	4.45833
2006-A7	00761H BX 8	$890,000.00	4.45000
2007-A1	00761H BZ 3	$895,000.00	4.47500
2007-A2	00761H CK 5	$937,500.00	4.16667
2005-B1	00761H BH 3	$475,000.00	4.75000
2006-B1		$470,833.33	4.70833
2006-B2	00761H BU 4	$580,208.33	4.64167
2007-B1	00761H CA 7	$464,166.67	4.64167
2004-C1	00761H BG 5	$530,833.33	5.30833
2005-C1	00761H BL 4	$485,833.33	4.85833
2006-C1	00761H BY 6	$676,666.67	4.83333
2004-D1	00761H CC 3	$86,000.00	8.60000
2005-D1	00761H CD 1	$122,000.00	6.10000
2005-D2	00761H CE 9	$152,500.00	6.10000
2006-D1	00761H CF 6	$96,500.00	6.43333
2006-D2	00761H CG 4	$157,708.33	6.30833
2006-D3	00761H CH 2	$183,000.00	6.10000
2007-D1	00761H CB 5	$140,000.00	5.60000

III. Information regarding the performance of the Advanta Business Card Master Trust

1. The aggregate amount of such Collections with respect to Principal Receivables for the Monthly Period preceding such Payment Date	$1,078,675,661.76

2. The aggregate amount of such Collections with respect to Finance Charge and Administrative Receivables for the Monthly Period preceding such Payment Date	$81,163,135.43

2a. Interchange for the Monthly Period preceding such Payment Date (included in the amount shown above on line item III. 2.)	$20,245,287.76

2b. Recoveries for the Monthly Period preceding such Payment Date (included in the amount shown above on line item III. 2.)	$2,033,461.05

3. The Defaulted Amount for the Monthly Period preceding such Payment Date	$18,945,592.17

4. The annualized percentage equivalent of a fraction, the numerator of which is the Defaulted Amount less Recoveries for the preceding Monthly Period, and the denominator is the average Receivables for the preceding Monthly Period	3.65%

5. The total amount of Principal Receivables in the Trust at the beginning of the preceding Monthly Period	$5,418,681,604.27

6. The total amount of Principal Receivables in the Trust as of the last day of the preceding Monthly Period	$5,565,124,803.53

7. The total amount of Finance Charge and Administrative Receivables in the Trust at the beginning of the preceding Monthly Period	$67,041,580.57

8. The total amount of Finance Charge and Administrative Receivables in the Trust as of the last day of the preceding Monthly Period	$70,939,675.29

9. The aggregated Adjusted Invested Amounts of all Series of Notes outstanding as of the last day of the preceding Monthly Period	$4,525,171,046.00

10. The Transferor Interest as of the end of the Monthly Period preceding such Payment Date	$1,039,953,757.53

11. The transferor percentage as of the end of the Monthly Period preceding such Payment Date	18.69%

12. The Required Transferor Percentage	6.00%

13. The Required Transferor Interest	$333,907,488.21

14. The monthly principal payment rate for the Monthly Period preceding such Payment Date	19.91%

15. The balance in the Excess Funding Account as of the end of the Monthly Period preceding such Payment Date	$—

16. The aggregate outstanding balance of the Accounts which were delinquent as of the end of the Monthly Period preceding such Payment Date:

	Percentage of Total Receivables	Aggregate Account Balance
(a) Delinquent between 30 days and 59 days	0.77%	$43,294,513.99
(b) Delinquent between 60 days and 89 days	0.64%	$36,188,015.77
(c) Delinquent between 90 days and 119 days	0.59%	$33,002,420.21
(d) Delinquent between 120 days and 149 days	0.42%	$23,734,855.29
(e) Delinquent between 150 days and 179 days	0.37%	$21,069,691.35
(f) Delinquent 180 days or greater	0.00%	$—

(g) Aggregate	2.79%	$157,289,496.61

IV. Information regarding the AdvantaSeries
     1. AdvantaSeries balances and amounts as of the end of the Monthly Period preceding such Payment Date

	Initial Principal		Outstanding Principal	Adjusted Outstanding	Invested	Adjusted Invested
	Balance		Balance	Principal Balance	Amount	Amount
2005-A1	$250,000,000.00		$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2005-A2	$225,000,000.00		$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00
2005-A3	$250,000,000.00		$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2005-A4	$150,000,000.00		$150,000,000.00	$150,000,000.00	$150,000,000.00	$150,000,000.00
2005-A5	$200,000,000.00		$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2006-A1	$200,000,000.00		$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2006-A2	$250,000,000.00		$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2006-A3	$250,000,000.00		$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2006-A4	$300,000,000.00		$300,000,000.00	$300,000,000.00	$300,000,000.00	$300,000,000.00
2006-A5	$200,000,000.00		$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2006-A6	$250,000,000.00		$250,000,000.00	$250,000,000.00	$250,000,000.00	$250,000,000.00
2006-A7	$200,000,000.00		$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2007-A1	$200,000,000.00		$200,000,000.00	$200,000,000.00	$200,000,000.00	$200,000,000.00
2007-A2	$225,000,000.00		$225,000,000.00	$225,000,000.00	$225,000,000.00	$225,000,000.00

Total Class A	$3,150,000,000.00	#	$3,150,000,000.00	$3,150,000,000.00	$3,150,000,000.00	$3,150,000,000.00

2005-B1	$100,000,000.00		$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-B1	$100,000,000.00		$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-B2	$125,000,000.00		$125,000,000.00	$125,000,000.00	$125,000,000.00	$125,000,000.00
2007-B1	$100,000,000.00		$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00

Total Class B	$425,000,000.00		$425,000,000.00	$425,000,000.00	$425,000,000.00	$425,000,000.00

2004-C1	$100,000,000.00		$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2005-C1	$100,000,000.00		$100,000,000.00	$100,000,000.00	$100,000,000.00	$100,000,000.00
2006-C1	$140,000,000.00		$140,000,000.00	$140,000,000.00	$140,000,000.00	$140,000,000.00

Total Class C	$340,000,000.00		$340,000,000.00	$340,000,000.00	$340,000,000.00	$340,000,000.00

2004-D1	$10,000,000.00		$10,000,000.00	$10,000,000.00	$10,000,000.00	$10,000,000.00
2005-D1	$20,000,000.00		$20,000,000.00	$20,000,000.00	$20,000,000.00	$20,000,000.00
2005-D2	$25,000,000.00		$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00
2006-D1	$15,000,000.00		$15,000,000.00	$15,000,000.00	$15,000,000.00	$15,000,000.00
2006-D2	$25,000,000.00		$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00
2006-D3	$30,000,000.00		$30,000,000.00	$30,000,000.00	$30,000,000.00	$30,000,000.00
2007-D1	$25,000,000.00		$25,000,000.00	$25,000,000.00	$25,000,000.00	$25,000,000.00

Total Class D	$150,000,000.00		$150,000,000.00	$150,000,000.00	$150,000,000.00	$150,000,000.00

Total AdvantaSeries	$4,065,000,000.00		$4,065,000,000.00	$4,065,000,000.00	$4,065,000,000.00	$4,065,000,000.00

2. Weighted Average Floating Allocation Amount for the related Monthly Period	$4,065,000,000.00

3. The Floating Investor Percentage with respect to the period:

May 1, 2007 through May 20, 2007	75.0182479%

May 21, 2007 through May 31, 2007	72.2333539%

4. The Fixed Investor Percentage with respect to the period:

May 1, 2007 through May 20, 2007	75.0182479%

May 21, 2007 through May 31, 2007	72.2333539%

5. The amount of Investor Principal Collections applicable to the AdvantaSeries	$797,669,826.46

6a. The amount of Available Finance Charge Collections on deposit in the Collection Account for the related Monthly Period	$43,674,014.01

6b. Pursuant to Section 8.04(a) of the Master Indenture, the amount of Available Finance Charge Collections not on deposit in the Collection Account for the related Monthly Period	$16,564,119.95

7. The AdvantaSeries Defaulted Amount for the related Monthly Period	$13,768,710.78

8. The AdvantaSeries Monthly Servicing Fee for the related Monthly Period	$6,775,000.00

9. AdvantaSeries performance for the related Monthly Period

a. The cash yield for the related Monthly Period		17.78%

b. The default rate for the related Monthly Period		4.06%

c. The Net Portfolio Yield for the related Monthly Period		13.72%

d. The Base Rate for the related Monthly Period		7.41%

e. The Excess Spread Percentage for the related Monthly Period		6.31%

f. The Quarterly Excess Spread Percentage		6.62%

i) Excess Spread Percentage related to	May-07	6.31%

ii) Excess Spread Percentage related to	Apr-07	6.21%

iii) Excess Spread Percentage related to	Mar-07	7.33%

g. The average Excess Spread Amount for the three preceding Monthly Periods		$21,200,704.58

i) Excess Spread Amount related to	May-07	$21,354,214.85

ii) Excess Spread Amount related to	Apr-07	$19,208,952.47

iii) Excess Spread Amount related to	Mar-07	$23,038,946.43

10. Floating interest rate determinations:

LIBOR for all Tranches with an Interest Period from May 21, 2007 through and including June 19, 2007		5.32000%

11. Required interest payments

	Required interest amounts	Interest shortfalls and	Amounts withdrawn from the
	with respect to the current	additional interest from prior	Collection Account for payment of	Unpaid required interest
	Interest Period	periods	required interest amounts	amounts
2005-A1	$1,122,916.67	$—	$1,122,916.67	$—
2005-A2	$1,021,875.00	$—	$1,021,875.00	$—
2005-A3	$979,166.67	$—	$979,166.67	$—
2005-A4	$593,750.00	$—	$593,750.00	$—
2005-A5	$896,666.67	$—	$896,666.67	$—
2006-A1	$858,333.33	$—	$858,333.33	$—
2006-A2	$1,112,500.00	$—	$1,112,500.00	$—
2006-A3	$1,104,166.67	$—	$1,104,166.67	$—
2006-A4	$1,342,500.00	$—	$1,342,500.00	$—
2006-A5	$850,000.00	$—	$850,000.00	$—
2006-A6	$1,114,583.33	$—	$1,114,583.33	$—
2006-A7	$890,000.00	$—	$890,000.00	$—
2007-A1	$895,000.00	$—	$895,000.00	$—
2007-A2	$937,500.00	$—	$937,500.00	$—

Total Class A	$13,718,958.34	$—	$13,718,958.34	$—

2005-B1	$475,000.00	$—	$475,000.00	$—
2006-B1	$470,833.33	$—	$470,833.33	$—
2006-B2	$580,208.33	$—	$580,208.33	$—
2007-B1	$464,166.67	$—	$464,166.67	$—

Total Class B	$1,990,208.33	$—	$1,990,208.33	$—

2004-C1	$530,833.33	$—	$530,833.33	$—
2005-C1	$485,833.33	$—	$485,833.33	$—
2006-C1	$676,666.67	$—	$676,666.67	$—

Total Class C	$1,693,333.33	$—	$1,693,333.33	$—

2004-D1	$86,000.00	$—	$86,000.00	$—
2005-D1	$122,000.00	$—	$122,000.00	$—
2005-D2	$152,500.00	$—	$152,500.00	$—
2006-D1	$96,500.00	$—	$96,500.00	$—
2006-D2	$157,708.33	$—	$157,708.33	$—
2006-D3	$183,000.00	$—	$183,000.00	$—
2007-D1	$140,000.00	$—	$140,000.00	$—

Total Class D	$937,708.33	$—	$937,708.33	$—

Total AdvantaSeries	$18,340,208.33	$—	$18,340,208.33	$—

12. Principal Funding Account

Beginning	Required Principal	Actual Deposit	Amount Withdrawn	Withdrawals	Ending
Principal Funding	Deposit Amount to	to the Principal	for Payment	of Coverage	Principal Funding
Sub-Account	the Principal Funding	Funding	of Principal to	Funding Excess	Sub-Account
Amount	Sub-Account	Sub-Account	Noteholders	Amount	Amount
NOTHING TO REPORT

13. Coverage Funding Required Amounts

a. Coverage Funding Amount as of the end of the related Monthly Period	$—

b. The Coverage Funding Amount for the Class A Notes as of the end of the related Monthly Period	$—

c. The Coverage Funding Amount for the Class B Notes as of the end of the related Monthly Period	$—

d. The Coverage Funding Amount for the Class C Notes as of the end of the related Monthly Period	$—

14. Cash Collateral Account

a. Beginning Cash Collateral Account balance (ending balance as of the previous Payment Date)	$71,137,500.00

b. Deposit into the Cash Collateral Account on the Closing Date of Tranches issued on or prior to the Payment Date	$—

c. Interest earnings since the preceding Payment Date	$314,130.30

d. Amounts deposited to cover a Cash Collateral Account Deficit	$—

e. PFA Earnings Shortfall withdrawn and treated as Available Finance Charge Collections	$—

f. Amounts withdrawn to cover interest payments, Monthly Servicing Fee and AdvantaSeries Defaulted Amount	$—

g. Amounts withdrawn at the date of issuance of a Foreclosure Certificate or at the Final Maturity Date of a Tranche	$—

h. Excess amount over the Required Cash Collateral Account Amount paid to the holder of the Trust Beneficial Interest	$4,476,630.30

i. Ending Cash Collateral Account balance on the related Payment Date	$66,975,000.00

j. The Required Cash Collateral Account Amount on the related Payment Date	$66,975,000.00

k. The Available Cash Collateral Account Amount on the related Payment Date	$66,975,000.00

l. Has a Portfolio Decline Event occurred with respect to the Monthly Period preceding such Payment Date	NO

15. Spread Account

a. Beginning Spread Account balance (ending balance as of the previous Payment Date)	$—

b. On the Closing Date for a Tranche, the initial deposit into the Spread Account	$—

c. Interest earnings since the preceding Payment Date	$—

d. Amount deposited from Available Finance Charge Collections to cover the excess of the Required Spread Account Amount over the Spread Account balance	$—

e. Amounts withdrawn to cover interest payments, Monthly Servicing Fee and AdvantaSeries Defaulted Amount	$—

f. Amounts withdrawn at the date of issuance of a Foreclosure Certificate or at the Final Maturity Date of a Tranche	$—

g. Withdrawal of excess amount over the Required Spread Account Amount and deposited into the Cash Collateral Account	$—

h. Withdrawal of excess amount over the Required Spread Account Amount and paid to the holder of the Trust Beneficial Interest	$—

i. Ending Spread Account balance on the related Payment Date	$—

j. The Required Spread Account Amount on the related Payment Date	$—

16. Required Subordinated Amounts
a.	Required Subordinated Amounts as of May 24, 2007 (the day prior to the decreases to the required subordination percentages)

	Required			Excess of Subordinated
	subordination	Required Subordinated		Notes over Required
	percentage	Amount	Subordinated Notes	Subordinated Amount
Class A	20.1201%	$633,783,150	$915,000,000	$281,216,850
Class B	8.4011%	$300,339,325	$490,000,000	$189,660,675
Class C	3.3592%	$131,512,680	$150,000,000	$18,487,320
b.	Required Subordinated Amounts as of the end of the Monthly Period preceding such Payment Date (the decreases to the required subordination percentages became effective on May 25, 2007)

	Required			Excess of Subordinated
	subordination	Required Subordinated		Notes over Required
	percentage	Amount	Subordinated Notes	Subordinated Amount
Class A	18.3432%	$577,810,800	$915,000,000	$337,189,200
Class B	7.5269%	$269,086,675	$490,000,000	$220,913,325
Class C	2.5641%	$100,384,515	$150,000,000	$49,615,485

17. Adjusted Invested Amount

			Increase from the withdrawal	Increase from reimbursements of
		Initial Principal Balances	of the Coverage Funding	Adjusted Invested Amount Deficits
	Beginning Adjusted Invested	and any increases from	Excess Amount from the	and reductions due to reallocation of	Reduction due to amounts	Ending Adjusted Invested
	Amount for the related	the issuance of any	Principal Funding Sub-	Available Principal Collections and	deposited into the Principal	Amount for the related Monthly
	Monthly Period	additional Notes	Account	Investor Charge-Offs	Funding Sub-Account	Period
2005-A1	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2005-A2	$225,000,000.00	$—	$—	$—	$—	$225,000,000.00
2005-A3	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2005-A4	$150,000,000.00	$—	$—	$—	$—	$150,000,000.00
2005-A5	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2006-A1	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2006-A2	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2006-A3	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2006-A4	$300,000,000.00	$—	$—	$—	$—	$300,000,000.00
2006-A5	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2006-A6	$250,000,000.00	$—	$—	$—	$—	$250,000,000.00
2006-A7	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2007-A1	$200,000,000.00	$—	$—	$—	$—	$200,000,000.00
2007-A2	$225,000,000.00	$—	$—	$—	$—	$225,000,000.00

Total Class A	$3,150,000,000.00	$—	$—	$—	$—	$3,150,000,000.00

2005-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2006-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2006-B2	$125,000,000.00	$—	$—	$—	$—	$125,000,000.00
2007-B1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00

Total Class B	$425,000,000.00	$—	$—	$—	$—	$425,000,000.00

2004-C1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2005-C1	$100,000,000.00	$—	$—	$—	$—	$100,000,000.00
2006-C1	$140,000,000.00	$—	$—	$—	$—	$140,000,000.00

Total Class C	$340,000,000.00	$—	$—	$—	$—	$340,000,000.00

2004-D1	$10,000,000.00	$—	$—	$—	$—	$10,000,000.00
2005-D1	$20,000,000.00	$—	$—	$—	$—	$20,000,000.00
2005-D2	$25,000,000.00	$—	$—	$—	$—	$25,000,000.00
2006-D1	$15,000,000.00	$—	$—	$—	$—	$15,000,000.00
2006-D2	$25,000,000.00	$—	$—	$—	$—	$25,000,000.00
2006-D3	$30,000,000.00	$—	$—	$—	$—	$30,000,000.00
2007-D1	$25,000,000.00	$—	$—	$—	$—	$25,000,000.00

Total Class D	$150,000,000.00	$—	$—	$—	$—	$150,000,000.00

Total AdvantaSeries	$4,065,000,000.00	$—	$—	$—	$—	$4,065,000,000.00

Initial Principal Balance of such Tranche of Notes issued after the end of the related Monthly Period but on or prior to the related Payment Date:					Class A (2007-A3) Notes	$200,000,000.00

					ClassA (2007-A4) Notes	$200,000,000.00

Advanta Bank Corp. as Servicer
By:	/s/ DAVID B. WEINSTOCK
	Name:	David B. Weinstock
	Title:	Vice President